DISCONTINUED OPERATIONS (Details) - Schedule of Discontinued Insurance Claims - Discontinued operations £ in Millions	12 Months Ended
Dec. 31, 2018 GBP (£)
DISCONTINUED OPERATIONS (Details) - Schedule of Discontinued Insurance Claims [Line Items]
Claims and surrenders	£ (2,788)
Insurance claims	(1,363)
Life insurance and participating investment contracts
DISCONTINUED OPERATIONS (Details) - Schedule of Discontinued Insurance Claims [Line Items]
Claims and surrenders	(2,788)
Change in insurance and participating investment contracts	1,533
Change in non-participating investment contracts	(73)
Adjustments for increase (decrease) in insurance, reinsurance and investment contract liabilities	(1,328)
Reinsurers’ share	86
Receipts from premiums and claims, annuities and other policy benefits	(1,242)
Change in unallocated surplus	14
Life insurance and participating investment contracts | Deaths
DISCONTINUED OPERATIONS (Details) - Schedule of Discontinued Insurance Claims [Line Items]
Claims and surrenders	(267)
Life insurance and participating investment contracts | Maturities
DISCONTINUED OPERATIONS (Details) - Schedule of Discontinued Insurance Claims [Line Items]
Claims and surrenders	(393)
Life insurance and participating investment contracts | Surrenders
DISCONTINUED OPERATIONS (Details) - Schedule of Discontinued Insurance Claims [Line Items]
Claims and surrenders	(1,734)
Life insurance and participating investment contracts | Annuities
DISCONTINUED OPERATIONS (Details) - Schedule of Discontinued Insurance Claims [Line Items]
Claims and surrenders	(336)
Life insurance and participating investment contracts | Other
DISCONTINUED OPERATIONS (Details) - Schedule of Discontinued Insurance Claims [Line Items]
Claims and surrenders	(58)
Total life insurance and participating investment contracts
DISCONTINUED OPERATIONS (Details) - Schedule of Discontinued Insurance Claims [Line Items]
Insurance claims	(1,228)
Non-life insurance
DISCONTINUED OPERATIONS (Details) - Schedule of Discontinued Insurance Claims [Line Items]
Insurance claims	£ (135)